Note 38 - Structured Entities - Parenthetical Information (Detail: Text Values) - EUR (€) € in Billions	Dec. 31, 2024	Dec. 31, 2023
Structured Entities [Abstract]
Notional value of liquidity facilities and guarantees provided to consolidated funds	€ 1.5	€ 1.1
Notional related to positive replacement values of derivatives to unconsolidated structured entities	220.0	117.0
Notional related to negative replacement values of derivatives to unconsolidated structured entities	746.0	315.0
Notional related to off balance sheet commitments to unconsolidated structured entities	29.0	26.0
Total size of structured entities	3,156.0	2,329.0
Of which: From Funds	1,828.0	1,223.0
Total trading assets	10.5	8.9
Of which: [Abstract]
Securitizations	3.8	2.8
Funds structured entities	4.1	3.3
Loans consisting of investments in securitization tranches and financing to Third party funding entities	119.0	116.7
Other assets primarily consisting of prime brokerage receivables and cash margin balances	€ 12.9	€ 14.7